Defined Benefit Liabilities (Assets) - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Equity instruments	₩ 15,770	₩ 29,489
Debt instruments	228,839	207,504
Short-term financial instruments, etc.	882,554	728,661
Fair value of plan assets	₩ 1,127,163	₩ 965,654